REVENUE - License Revenue - Novartis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Novartis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and other revenue	$ 52.5	$ 63.3	$ 0.0